Contingencies	12 Months Ended
Apr. 30, 2015
Loss Contingency [Abstract]
Contingencies

NOTE 14	CONTINGENCIES

We, like other food manufacturers, are from time to time subject to various administrative, regulatory, and other legal proceedings arising in the ordinary course of business. We are currently a defendant in a variety of such legal proceedings. We cannot predict with certainty the ultimate results of these proceedings or reasonably determine a range of potential loss. Our policy is to accrue costs for contingent liabilities when such liabilities are probable and amounts can be reasonably estimated. Based on the information known to date, we do not believe the final outcome of these proceedings will have a material adverse effect on our financial position, results of operations, or cash flows.

On October 9, 2013, Big Heart entered into a Purchase Agreement with Del Monte Pacific Limited and its subsidiary, Del Monte Foods Consumer Products, Inc. (which changed its name to Del Monte Foods, Inc.) (“DMFI”). Big Heart sold to DMFI the interests of certain subsidiaries related to Big Heart’s consumer products business and generally all assets and liabilities primarily related to the consumer products business for a purchase price of $1.7 billion, subject to a post-closing working capital adjustment. In connection with the closing of the transaction, Big Heart received approximately $110.0 in incremental proceeds representing the preliminary working capital adjustment subject to a true-up in accordance with the terms of the Purchase Agreement. Big Heart made a claim of $16.3 for the working capital adjustment related to the sale of the consumer products business. In June 2014, Big Heart received a notice of disagreement from DMFI disputing the $16.3 working capital adjustment, as well as the incremental preliminary working capital adjustment of approximately $110.0 paid by DMFI at closing. Pursuant to the terms of the Purchase Agreement, the working capital dispute has been submitted to a mutually agreed upon independent certified public accounting firm of national recognition in the U.S. We believe that the working capital adjustment presented to DMFI is appropriate and is in accordance with the terms of the Purchase Agreement, and we plan to vigorously defend Big Heart’s position. However, we cannot currently predict the ultimate outcome of this dispute and have not recorded a receivable or liability as part of the Big Heart acquisition, but are continuing to evaluate the impact on the opening balance sheet.